Employee benefits - Summary of Amount Recognized in the Balance Sheet for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of defined benefit plans [line items]
Non- current liabilities	$ (45.2)	₨ (3,416.4)	₨ (61,101.2)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	37.6	2,847.5	4,223.3
Fair value of plan assets	30.6	2,317.3	3,600.7
Net liability	(7.0)	(530.2)	(622.6)
Non- current liabilities	$ (7.0)	₨ (530.2)	₨ (622.6)